Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates, judgments and assumptions that affect the reported amounts of net assets available for benefits and changes therein at the date of the financial statements. Management believes that the accounting estimates are appropriate and the resulting balances are reasonable; however, due to the inherent uncertainties in making estimates, actual amounts may differ from these estimates.
EBP, Investment
Fair Value Measurements
The Plan uses a three-level fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based on whether the inputs to those valuation techniques are observable or unobservable. The three levels of fair value hierarchy are set forth below. The assessment of the hierarchy level of the assets measured at fair value is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1	Unadjusted quoted prices in active markets for identical assets, which may include published net asset values (“NAV”) for mutual funds.
Level 2	Observable inputs other than Level 1 quoted prices, such as non-binding quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or model-based valuation methodologies that utilize significant assumptions that are observable or corroborated by observable market data.
Level 3
Unobservable inputs that are supported by little or no market activity. These inputs require significant management judgment and reflect the Plan’s estimation of assumptions that market participants would use in pricing the asset.

Investments are reported at fair value. The following is a description of the fair value methodologies used.
Mutual funds are valued using the published NAV of the funds which are quoted in an active market and are classified as Level 1.
Franklin Resources, Inc. common stock is valued using the closing price reported on the New York Stock Exchange and is classified as Level 1.
Self-directed brokerage accounts are valued using the published market prices of the underlying investments and are classified as Level 1.
Collective trusts are valued using the NAV of the trust as reported by the trust’s manager as a practical expedient, and are not classified in the fair value hierarchy. Collective trusts have a daily redemption frequency, and there are no restrictions on participant redemptions or unfunded commitments.
Income Recognition
Purchases and sales of investment securities are recorded on trade date. Net appreciation (depreciation) in fair value of investments consists of the change in fair value of investment securities and net realized gains (losses) on the sale of investment securities. Gains and losses on sales of investment securities are calculated based on the weighted-average cost. Dividend income is recorded on the ex-dividend date.
Management fees and operating expenses charged to the Plan for investments in shares of mutual funds are deducted from income earned on a daily basis and recorded as a reduction of investment return for such investments.
EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants are carried at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned.
EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Risk and Uncertainty
Risks and Uncertainties
The Plan utilizes various investment securities that are generally exposed to various risks, such as market, credit and interest rate risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the values of these securities, changes in market values of these securities in the near term have in the past, and could in the future, materially affect participants’ account balances and the amounts reported in the financial statements.

EBP, Subsequent Event	Subsequent Events Management evaluated for disclosure or recognition any subsequent events through June 25, 2026, the issuance date of the financial statements.